UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:03/31/2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Drozdowski
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Douglas Drozdowski	Wellesley, MA   05/09/2012
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  127

Form 13F Information Table Value Total:  $285045
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]

Quantity	Security	Cusip		Value
46170		3m Company	88579Y101	4119000
71071		Abbott Lab	002824100	4356000
532626		Acme Packet 	004764106	14658000
2349		Affil Mgr Grp	008252108	263000
4016		AmericanExpress	025816109	232000
4875		Ameriprise Finl 03076C106	279000
5855		Amgen		018490102	398000
4490		Anadarko Pete 	032511107	352000
8082		Apple Computer	037833100	4846000
5260		Aptargroup Inc	038336103	288000
3395		Ashland Oil Co.	044209104	207000
117792		AT&T Inc Com	00206R102	3679000
12479		Bank of America 060505104	119000
4		Berkshire Hthy	084670207	488000
38882		Bhp Billiton 	088606958	2815000
18016		Blackrock Inc	09247X101	3692000
123880		Bristol Myers 	110122108	4181000
9555		Campbell's Soup	134429109	323000
5109		Caterpillar 	149123101	544000
6500		Centurylink 	156700106	251000
52800		Chevron Texaco 	166764100	5661000
4460		Cigna Corp	125509109	220000
26204		Cisco Sys Inc	17275r102	554000
9017		Citigroup Inc	172967101	330000
56253		Clorox		189054109	3867000
65204		Coca Cola	191216100	4826000
48331		Colgate Palm 	194162103	4726000
51924		Conocophillips	20825C104	3947000
55124		Con Edison Hldg 209115104	3220000
12697		CVS Caremark 	126650100	569000
60380		Dean Foods	242370104	731000
4107		Directv Com A	25490A101	203000
8187		Disney Walt Co.	254687106	358000
5920		Dr Pepper Snple	26138E109	238000
79117		Dupont		263534109	4185000
11805		EV Risk Div 	27829g106	125000
29096		EV Tax Mgd Glbl	27829F108	259000
72909		EnergyTrsf Part	29273R109	3420000
14590		Exelixis Inc	30161Q104	76000
29710		Exxon Mobil 	30231G102	2577000
3112		Fedex Corp 	31428X106	286000
43268		General Dyn	369550108	3175000
223346		General Elec	369604103	4483000
2020		Goldman Sachs	38141G104	251000
486		Google Inc 	38259p508	312000
31590		Heinz		423074103	1692000
5680		Helmerich&Payne	423452101	306000
75305		Honeywell Intl 	438516106	4597000
2270		Humana Inc	444859102	210000
179158		Intel Corp	458140100	5037000
39860		IBM		459200101	8317000
131264		Intl Paper Co	464285105	4607000
12800		Ishs Comex Gold 464285105	208000
3790		Ishs MSCIBrazil 464286400	245000
18080		Ishs MSCIJapan  464286848	184000
24851		Ishs S&P Cmdy 	464287168	864000
55194		Ishs DJ EpacSel 464288448	1799000
278782		Ishs DJ Sel Div 464287168	15601000
8779		Ishs DJ US Engy 464287796	364000
3520		Ishs DJ USRlEst	464287739	219000
52893		Ishs MSCI Eafe 	464287465	2903000
40827		Ishs MSCI EmgMk	464287234	1753000
175645		IshsRsl1000Gr	464287614	11607000
31565		IshsRsl1000Idx	464287622	2461000
75854		IshsRsl1000Val 	464287598	5315000
30224		IshsRs2000GrIdx	464287648	2883000
28150		IshsRs2000 Idx 	464287655	2331000
12573		IshsRs2000 Val	464287630	917000
9844		IshsRs3000 Idx  464287689	820000
19138		IshsRs MC GrIdx	464287481	1203000
15111		IshsRs MCVal	464287473	727000
9891		Ishs S&P500 Idx 464287953	1397000
7575		Ishs S&P LatAm	464287390	361000
16555		Ishs S&P MC400  464287507	1643000
334321		Ishs S&PUS PStk 464288687	13052000
69221		J&J		478160104	4566000
14540		JP Morgan Chase	46625H100	669000
52749		Kimberly-Clark	494368103	3898000
6533		Kinder Morgan   494550106	541000
10090		Lexmark Intl 	529771107	335000
39913		McDonalds Corp.	580135101	3915000
9855		Merck & Co.	589331107	378000
128413		Microsoft Corp.	594918104	4142000
205265		Nasdaq Inc& Gr 	63110r105	3237000
10940		OccidentalPetro 674599105	1042000
28667		Oracle Corp	68389X105	836000
95411		Paychex		704326107	2957000
10357		Pwsh Db Com Idx	73935s105	298000
14080		Pwsh ETF Wilder	73935x161	78000
25219		Pwsh QQQ  Ser 1	73935A104	1704000
98228		Procter&Gamble	742718109	6602000
6680		Prsh  Ultra QQQ	74347r206	795000
8134		RoyalDutchShell 780259206	570000
20898		RydexETF S&P500 78355W106	1084000
31885		S&P 500 Deposit 78462F103	4490000
37384		Sanmina Corp	800907206	428000
13005		Sara Lee	803111103	280000
35605		Spdr BenIntFin  78355W205	562000
13218		Spdr BenIntTech 81369Y803	399000
6420		Spdr BenIntUtil 81369Y886	225000
68064		Southern Co.	842587107	3058000
8470		SPDR DJ ETF TR  78467x109	1116000
6471		SPDR S&P MC400	78467Y107	1169000
20808		SPDR DJWilshire 78464A805	2188000
4506		SPDR S&P Divid  78464A763	255000
125630		Sysco Corp.	871829107	3751000
9500		Thomas & Betts  884315102	683000
4355		Tyco Intl 	H89128104	245000
20942		Unilever N V 	904784709	713000
96094		Unilever Plc 	904767704	3176000
50963		United Parcel 	911312106	4114000
41831		United Tech  	913017109	3469000
3150		Vgd Bd Idx 	921937835	274000
6373		Vgd EmgMkts Vip 922042858	277000
4511		Vgd Idx Fds 	922908736	287000
3300		Vgd Sctdl Int   02206C870	276000
97965		Waste Mgmt 	94106l109	3425000
7780		Wells Fargo 	949746101	266000
11363		WT Defa Fd	97717W695	510000
23736		WT Div Top 100 	97717W406	1301000
15698		WT HighYieldEq	97717W208	703000
5950		WT Intl Div 100 97717W786	249000
19944		WT Intl LC Div 	97717W794	860000
16173		WT Intl MC Div 	97717W778	778000
321008		WT LC Div	97717w309	17001000
22640		WT MC Div	97717W778	1274000
24175		WT Total Divid 	97717W109	1284000